Property, plant and equipment, net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Disclosure of detailed information about property, plant and equipment
Beginning balance	$ 422,226	$ 398,171	$ 398,171	$ 395,157
Additions	13,380
Depreciation	11,696	11,942	51,328	52,262	$ 55,433
Ending balance	423,910		422,226	398,171	395,157
Property, plant and equipment, net	423,910		422,226	398,171	395,157	$ 397,695
Cost
Disclosure of detailed information about property, plant and equipment
Beginning balance	1,020,432	945,186	945,186	897,593	853,259
Additions			77,755	32,846	57,180
Disposals			(157)	(8,202)	(11,426)
Other movements			(2,352)	22,949	(1,420)
Ending balance			1,020,432	945,186	897,593
Property, plant and equipment, net			1,020,432	945,186	897,593
Depreciation and amortization
Disclosure of detailed information about property, plant and equipment
Beginning balance	(598,206)	(547,015)	(547,015)	(502,436)	(455,564)
Disposals			137	8,202	8,561
Depreciation			(51,328)	52,262	55,433
Other movements				519
Ending balance			(598,206)	(547,015)	(502,436)
Property, plant and equipment, net			(598,206)	(547,015)	(502,436)
Freehold land and buildings
Disclosure of detailed information about property, plant and equipment
Beginning balance	1,247	1,776	1,776	2,592
Additions	0
Depreciation	65
Ending balance	1,182		1,247	1,776	2,592
Property, plant and equipment, net	1,182		1,247	1,776	2,592
Freehold land and buildings | Cost
Disclosure of detailed information about property, plant and equipment
Beginning balance	8,873	8,873	8,873	8,986	15,836
Disposals					(35)
Other movements				(113)	(6,815)
Ending balance			8,873	8,873	8,986
Property, plant and equipment, net			8,873	8,873	8,986
Freehold land and buildings | Depreciation and amortization
Disclosure of detailed information about property, plant and equipment
Beginning balance	(7,626)	(7,097)	(7,097)	(6,394)	(11,121)
Disposals					35
Depreciation			(529)	703	392
Other movements					(5,084)
Ending balance			(7,626)	(7,097)	(6,394)
Property, plant and equipment, net			(7,626)	(7,097)	(6,394)
Plant and equipment
Disclosure of detailed information about property, plant and equipment
Beginning balance	201,133	187,809	187,809	180,315
Additions	4,141
Depreciation	7,218
Ending balance	198,056		201,133	187,809	180,315
Property, plant and equipment, net	198,056		201,133	187,809	180,315
Plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment
Beginning balance	522,585	477,079	477,079	444,611	402,089
Additions			56,068	24,225	57,004
Disposals			(157)	(8,202)	(1,256)
Other movements			(10,405)	16,445	(13,226)
Ending balance			522,585	477,079	444,611
Property, plant and equipment, net			522,585	477,079	444,611
Plant and equipment | Depreciation and amortization
Disclosure of detailed information about property, plant and equipment
Beginning balance	(321,452)	(289,270)	(289,270)	(264,296)	(229,019)
Disposals			137	8,202	1,127
Depreciation			(32,319)	32,645	30,191
Other movements				531	6,213
Ending balance			(321,452)	(289,270)	(264,296)
Property, plant and equipment, net			(321,452)	(289,270)	(264,296)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment
Beginning balance	899	1,249	1,249	112
Additions	0
Depreciation	352
Ending balance	547		899	1,249	112
Property, plant and equipment, net	547		899	1,249	112
Right-of-use assets | Cost
Disclosure of detailed information about property, plant and equipment
Beginning balance	3,105	2,135	2,135	177	13,395
Additions			970	1,958	176
Disposals					(9,955)
Other movements					(3,439)
Ending balance			3,105	2,135	177
Property, plant and equipment, net			3,105	2,135	177
Right-of-use assets | Depreciation and amortization
Disclosure of detailed information about property, plant and equipment
Beginning balance	(2,206)	(886)	(886)	(65)	(6,079)
Disposals					7,220
Depreciation			(1,320)	821	2,335
Other movements					(1,129)
Ending balance			(2,206)	(886)	(65)
Property, plant and equipment, net			(2,206)	(886)	(65)
Mine development
Disclosure of detailed information about property, plant and equipment
Beginning balance	218,947	207,337	207,337	212,138
Additions	9,239
Depreciation	4,061
Ending balance	224,125		218,947	207,337	212,138
Property, plant and equipment, net	224,125		218,947	207,337	212,138
Mine development | Cost
Disclosure of detailed information about property, plant and equipment
Beginning balance	485,869	457,099	457,099	443,819	421,939
Additions			20,717	6,663
Disposals					(180)
Other movements			8,053	6,617	22,060
Ending balance			485,869	457,099	443,819
Property, plant and equipment, net			485,869	457,099	443,819
Mine development | Depreciation and amortization
Disclosure of detailed information about property, plant and equipment
Beginning balance	$ (266,922)	$ (249,762)	(249,762)	(231,681)	(209,345)
Disposals					179
Depreciation			(17,160)	18,093	22,515
Other movements				(12)
Ending balance			(266,922)	(249,762)	(231,681)
Property, plant and equipment, net			$ (266,922)	$ (249,762)	$ (231,681)